Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pioneer Series Trust IV
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2014